Supplementary Financial Statement Information (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Payroll expenses	$ 912	$ 1,289	$ 1,138
Compensation to directors	887	681	1,168
Professional fees	969	1,294	1,080
Office maintenance and office expenses	906	402	167
Insurance	567	895	783
Share Based Compensation	1,427	1,836	1,704
Other	471	707	367
Total General and administrative expenses	$ 6,139	$ 7,104	$ 6,407